Other interim disclosures (Details 4) $ in Millions	Jun. 30, 2024 USD ($)
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	$ 7,199
Not later than one year
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under pending longterm research agreements	100
Commitments under long-term research and development agreements	226
Later than one year and not later than two years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	209
Later than two years and not later than three years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under pending longterm research agreements	100
Commitments under long-term research and development agreements	460
Later than three years and not later than four years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	396
Later than four years and not later than five years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under pending longterm research agreements	100
Commitments under long-term research and development agreements	566
Later than five years and not later than six years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under pending longterm research agreements	100
Commitments under long-term research and development agreements	487
Later than six years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under pending longterm research agreements	1,000
Commitments under long-term research and development agreements	$ 4,855